Disaggregation of Revenues and Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disaggregation of Revenues and Segment Reporting [Abstract]
DISAGGREGATION OF REVENUES AND SEGMENT REPORTING

NOTE 4—DISAGGREGATION OF REVENUES AND SEGMENT REPORTING

The Company has four reportable segments:

The Retail and Appliances Segment provides a wide variety of appliance products (laundry, refrigeration, cooking, dishwashers, outdoor, accessories, parts, and other appliance related products) and services (delivery, installation, service and repair, extended warranties, and financing).

The Retail and Eyewear Segment provides a wide variety of eyewear products (non-prescription reading glasses, sunglasses, blue light blocking eyewear, sun readers and outdoor specialty sunglasses).

The Construction Segment provides finished carpentry products and services (door frames, base boards, crown molding, cabinetry, bathroom sinks and cabinets, bookcases, built-in closets, fireplace mantles, windows, and custom design and build of cabinetry and countertops).

The Automotive Supplies Segment provides horn and safety products (electric, air, truck, marine, motorcycle, and industrial equipment), and offers vehicle emergency and safety warning lights for cars, trucks, industrial equipment, and emergency vehicles.

The Company provides general corporate services to its segments; however, these services are not considered when making operating decisions and assessing segment performance. These services are reported under “Corporate Services” below and these include costs associated with executive management, financing activities and public company compliance.

The Company’s revenues for the three and nine months ended September 30, 2023 and 2022 are disaggregated as follows:

	Three Months Ended September 30, 2023
	Retail and Appliances	Retail and Eyewear	Construction	Automotive Supplies	Total
Revenues
Appliances	$2,210,075	$-	$-	$-	$2,210,075
Appliance accessories, parts, and other	210,933	-	-	-	210,933
Eyewear	-	3,387,117	-	-	3,387,117
Eyewear accessories, parts, and other	-	856,137	-	-	856,137
Automotive horns	-	-	-	616,189	616,189
Automotive lighting	-	-	-	266,891	266,891
Custom cabinets and countertops	-	-	3,793,285	-	3,793,285
Finished carpentry	-	-	7,437,294	-	7,437,294
Total Revenues	$2,421,008	$4,243,254	$11,230,579	$883,080	$18,777,921

	Three Months Ended September 30, 2022
	Retail and Appliances	Retail and Eyewear	Construction	Automotive Supplies	Total
Revenues
Appliances	$2,492,544	$-	$-	$-	$2,492,544
Appliance accessories, parts, and other	442,161	-	-	-	442,161
Eyewear	-	-	-	-	-
Eyewear accessories, parts, and other	-	-	-	-	-
Automotive horns	-	-	-	1,094,636	1,094,636
Automotive lighting	-	-	-	395,074	395,074
Custom cabinets and countertops	-	-	2,990,767	-	2,990,767
Finished carpentry	-	-	7,057,179	-	7,057,179
Total Revenues	$2,934,705	$-	$10,047,946	$1,489,710	$14,472,361

	Nine Months Ended September 30, 2023
	Retail and Appliances	Retail and Eyewear	Construction	Automotive Supplies	Total
Revenues
Appliances	$6,129,197	$-	$-	$-	$6,129,197
Appliance accessories, parts, and other	758,392	-	-	-	758,392
Eyewear	-	8,045,966	-	-	8,045,966
Eyewear accessories, parts, and other	-	3,484,061	-	-	3,484,061
Automotive horns	-	-	-	2,408,638	2,408,638
Automotive lighting	-	-	-	1,098,745	1,098,745
Custom cabinets and countertops	-	-	8,150,092	-	8,150,092
Finished carpentry	-	-	23,497,107	-	23,497,107
Total Revenues	$6,887,589	$11,530,027	$31,647,199	$3,507,383	$53,572,198

	Nine Months Ended September 30, 2022
	Retail and Appliances	Retail and Eyewear	Construction	Automotive Supplies	Total
Revenues
Appliances	$7,206,386	$-	$-	$-	$7,206,386
Appliance accessories, parts, and other	1,116,114	-	-	-	1,116,114
Eyewear	-	-	-	-	-
Eyewear accessories, parts, and other	-	-	-	-	-
Automotive horns	-	-	-	3,766,415	3,766,415
Automotive lighting	-	-	-	1,348,340	1,348,340
Custom cabinets and countertops	-	-	10,288,711	-	10,288,711
Finished carpentry	-	-	15,711,516	-	15,711,516
Total Revenues	$8,322,500	$-	$26,000,227	$5,114,755	$39,437,482

Segment information for the three and nine months ended September 30, 2023 and 2022 are as follows:

	Three Months Ended September 30, 2023
	Retail and Appliances	Retail and Eyewear	Construction	Automotive Supplies	Corporate Services	Total
Revenues	$2,421,008	$4,243,254	$11,230,579	$883,080	$-	$18,777,921
Operating Expenses
Cost of revenues	1,976,031	2,662,586	5,472,716	625,841	-	10,737,174
Personnel	246,567	751,485	2,317,681	280,416	410,490	4,006,639
Personnel – corporate allocation	(71,400)	-	(214,200)	(71,400)	357,000	-
Depreciation and amortization	46,603	108,636	418,789	51,939	-	625,967
General and administrative	337,039	666,678	1,620,340	231,585	989,619	3,845,261
General and administrative – management fees	75,000	75,000	125,000	75,000	-	350,000
General and administrative – corporate allocation	(69,285)	-	(224,170)	(19,355)	312,810	-
Total Operating Expenses	2,540,555	4,264,385	9,516,156	1,174,026	2,069,919	19,565,041
Income (loss) from operations	$(119,547)	$(21,131)	$1,714,423	$(290,946)	$(2,069,919)	$(787,120)

	Three Months Ended September 30, 2022
	Retail and Appliances	Retail and Eyewear	Construction	Automotive Supplies	Corporate Services	Total
Revenues	$2,934,705	$-	$10,047,946	$1,489,710	$-	$14,472,361
Operating Expenses
Cost of revenues	2,183,972	-	6,544,843	867,572	-	9,596,387
Personnel	273,843	-	2,525,195	348,798	217,756	3,365,592
Personnel – corporate allocation	(71,400)	-	(214,200)	(71,400)	357,000	-
Depreciation and amortization	48,019	-	416,525	51,870	-	516,414
General and administrative	439,745	-	1,180,744	329,896	280,186	2,230,571
General and administrative – management fees	75,000	-	125,000	75,000	-	275,000
General and administrative – corporate allocation	(20,026)	-	(78,689)	(108,535)	207,250	-
Total Operating Expenses	2,929,153	-	10,499,418	1,493,201	1,062,192	15,983,964
Income (loss) from operations	$5,552	$-	$(451,472)	$(3,491)	$(1,062,192)	$(1,511,603)

	Nine Months Ended September 30, 2023
	Retail and Appliances	Retail and Eyewear	Construction	Automotive Supplies	Corporate Services	Total
Revenues	$6,887,589	$11,530,027	$31,647,199	$3,507,383	$-	$53,572,198
Operating Expenses
Cost of revenues	5,461,866	7,102,908	18,048,394	2,161,209	-	32,774,377
Personnel	784,561	2,070,996	6,098,832	927,245	79,229	9,960,863
Personnel – corporate allocation	(226,100)	-	(678,300)	(226,100)	1,130,500	-
Depreciation and amortization	139,809	277,839	1,244,908	155,817	-	1,818,373
General and administrative	1,044,671	2,404,342	4,270,157	771,084	1,250,384	9,740,638
General and administrative – management fees	225,000	150,000	375,000	225,000	-	975,000
General and administrative – corporate allocation	(146,268)	-	(686,763)	(140,797)	973,828	-
Total Operating Expenses	7,283,539	12,006,085	28,672,228	3,873,458	3,433,941	55,269,251
Income (loss) from operations	$(395,950)	$(476,058)	$2,974,971	$(366,075)	$(3,433,941)	$(1,697,053)

	Nine Months Ended September 30, 2022
	Retail and Appliances	Retail and Eyewear	Construction	Automotive Supplies	Corporate Services	Total
Revenues	$8,322,500	$-	$26,000,227	$5,114,755	$-	$39,437,482
Operating Expenses
Cost of revenues	6,245,993	-	15,835,830	3,028,040	-	25,109,863
Personnel	803,473	-	5,269,419	1,063,803	22,747	7,159,442
Personnel – corporate allocation	(216,400)	-	(649,200)	(216,400)	1,082,000	-
Depreciation and amortization	175,835	-	1,195,314	155,610	-	1,526,759
General and administrative	1,305,884	-	3,782,889	1,014,037	(190,028)	5,912,782
General and administrative – management fees	225,000	-	375,000	225,000	-	825,000
General and administrative – corporate allocation	(50,419)	-	(600,949)	(317,667)	969,035	-
Total Operating Expenses	8,489,366	-	25,208,303	4,952,423	1,883,754	40,533,846
Income (loss) from operations	$(166,866)	$-	$791,924	$162,332	$(1,883,754)	$(1,096,364)

NOTE 3—DISAGGREGATION OF REVENUES AND SEGMENT REPORTING

The Company has three reportable segments:

The Retail and Appliances Segment provides a wide variety of appliance products (laundry, refrigeration, cooking, dishwashers, outdoor, accessories, parts, and other appliance related products) and services (delivery, installation, service and repair, extended warranties, and financing).

The Construction Segment provides finished carpentry products and services (door frames, base boards, crown molding, cabinetry, bathroom sinks and cabinets, bookcases, built-in closets, fireplace mantles, windows, and custom design and build of cabinetry and countertops).

The Automotive Supplies Segment provides horn and safety products (electric, air, truck, marine, motorcycle, and industrial equipment), and offers vehicle emergency and safety warning lights for cars, trucks, industrial equipment, and emergency vehicles.

The Company provides general corporate services to its segments; however, these services are not considered when making operating decisions and assessing segment performance. These services are reported under “Corporate Services” below and these include costs associated with executive management, financing activities and public company compliance.

The Company’s revenues for the years ended December 31, 2022 and 2021 are disaggregated as follows:

	Year Ended December 31, 2022
	Retail and Appliances	Construction	Automotive Supplies	Total
Revenues
Appliances	$9,197,811	$-	$-	$9,197,811
Appliance accessories, parts, and other	1,473,318	-	-	1,473,318
Automotive horns	-	-	5,068,616	5,068,616
Automotive lighting	-	-	1,420,472	1,420,472
Custom cabinets and countertops	-	10,644,283	-	10,644,283
Finished carpentry	-	21,124,624	-	21,124,624
Total Revenues	$10,671,129	$31,768,907	$6,489,088	$48,929,124

	Year Ended December 31, 2021
	Retail and Appliances	Construction	Automotive Supplies	Total
Revenues
Appliances	$11,214,436	$-	$-	$11,214,436
Appliance accessories, parts, and other	1,526,627	-	-	1,526,627
Automotive horns	-	-	4,215,868	4,215,868
Automotive lighting	-	-	1,500,163	1,500,163
Custom cabinets and countertops	-	7,391,959	-	7,391,959
Finished carpentry	-	4,811,931	-	4,811,931
Total Revenues	$12,741,063	$12,203,890	$5,716,031	$30,660,984

Segment information for the years ended December 31, 2022 and 2021 is as follows:

	Year Ended December 31, 2022
	Retail and Appliances	Construction	Automotive Supplies	Corporate Services	Total
Revenues	$10,671,129	$31,768,907	$6,489,088	$-	$48,929,124
Operating expenses
Cost of revenues	8,203,401	20,980,103	4,044,226	-	33,227,730
Personnel	822,539	6,100,374	1,094,361	1,513,827	9,531,101
Depreciation and amortization	222,438	1,607,148	207,526	-	2,037,112
General and administrative	1,649,702	5,156,425	1,275,369	1,791,193	9,872,689
Total Operating Expenses	10,898,080	33,844,050	6,621,482	3,305,020	54,668,632
Loss from Operations	$(226,951)	$(2,075,143)	$(132,394)	$(3,305,020)	$(5,739,508)

	Year Ended December 31, 2021
	Retail and Appliances	Construction	Automotive Supplies	Corporate Services	Total
Revenues	$12,741,063	$12,203,890	$5,716,031	$-	$30,660,984
Operating expenses
Cost of revenues	9,782,837	6,709,827	3,608,242	-	20,100,906
Personnel	783,913	1,463,443	1,014,895	541,246	3,803,497
Depreciation and amortization	182,714	570,378	155,890	-	908,982
General and administrative	1,916,882	2,376,351	1,912,695	745,570	6,951,498
Total Operating Expenses	12,666,346	11,119,999	6,691,722	1,286,816	31,764,883
Income (loss) from Operations	$74,717	$1,083,891	$(975,691)	$(1,286,816)	$(1,103,899)